Acquisitions and Divestitures - Other Intangible Assets Recognized in Acquisition (Detail) - DHC Corporation ¥ in Millions	9 Months Ended
Dec. 31, 2023 JPY (¥)
Business Acquisition [Line Items]
Intangible assets that have indefinite useful lives	¥ 77,721
Intangibles subject to amortization	27,189
Acquired intangibles recorded at fair value	104,910
License
Business Acquisition [Line Items]
Intangibles subject to amortization	¥ 15,976
Weighted average amortization period	15 years
Customer Relationships
Business Acquisition [Line Items]
Intangibles subject to amortization	¥ 11,213
Weighted average amortization period	16 years
Trade Names
Business Acquisition [Line Items]
Intangible assets that have indefinite useful lives	¥ 77,721